Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Preferred Stock [Text Block]

NOTE 6.  Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized. Effective August 27, 2013, the Company designated 3,663 shares as Series 1 Convertible Preferred Stock. The Series 1 Convertible Preferred Stock had no voting rights, and holders were entitled to a liquidation preference equal to $0.001 per share. Each share of Series 1 Convertible Preferred Stock was convertible into 251.53436 shares of common stock, subject to an ownership cap whereby conversion could not occur to the extent the holder would own more than 9.98% of the common stock following conversion.

On August 27, 2013, the Company issued 2,987 shares of Series 1 Convertible Preferred Stock in exchange for previously-issued securities and sold 646 shares of Series 1 Convertible Preferred Stock in a private placement. By December 31, 2014, all of the 3,633 shares of Series 1 Convertible Preferred Stock issued had been converted into 914,000 shares of common stock. The Company subsequently retired all of the Series 1 Convertible Preferred Stock, none of which remains issued and outstanding and none will be issued in the future.

NOTE 9.  Preferred Stock

The Company has 10,000,000 shares of preferred stock authorized. Effective August 27, 2013, the Company designated 3,663 shares as Series 1 Convertible Preferred Stock. The Series 1 Convertible Preferred Stock has no voting rights, and holders are entitled to a liquidation preference equal to $0.001 per share. Each share of Series 1 Convertible Preferred Stock was convertible into 251.53436 shares of common stock, subject to an ownership cap whereby conversion may not occur to the extent the holder would own more than 9.98% of the common stock following conversion.

On August 27, 2013, the Company issued 2,987.0168 shares of Series 1 Convertible Preferred Stock in conjunction with the Exchange Agreement (see Note 1) and sold 646.0351 shares of Series 1 Convertible Preferred Stock in the 2013 Private Placement (see Note 1). The Company recognized a beneficial conversion feature calculated as the number of potential conversion shares multiplied by the excess of the market price of the common stock on the issuance date over the price per conversion share based on the valuation allocated to the Series 1 Convertible Preferred Stock. Since this preferred stock was immediately convertible and not redeemable, this non-contingent beneficial conversion feature of $898,623 was recorded as a one-time accretion expense. As of December 31, 2014, all the 3,633.0519 shares of Series 1 Convertible Preferred Stock have been converted into 913,837 shares of common stock.

Effective May 26, 2011, the Company designated 4,500,000 shares as Series A-1 Convertible Preferred Stock and 4,500,000 shares as Series A-2 Convertible Preferred Stock (together, the “Series A Preferred Stock”). Each 99.39 shares of Series A Preferred Stock was convertible into one share of common stock, subject to an ownership cap, and entitled the holder to receive dividends, as, when and if declared by the Company’s Board of Directors, at an annual rate of 5% of the stated value per share of the respective series. Such dividends accrued, compounding quarterly, and accumulated on each share of Series A Preferred Stock from the date of issuance, whether or not declared, until November 27, 2014, when the right to further dividends would cease. The Series A Preferred Stock had no voting rights, and in the event of liquidation ranked senior to common stock. After giving effect to the 2013 Exchange, the Company retired the Series A-1 Preferred Shares that were exchanged for common stock and Series 1 preferred stock and no Series A Preferred Shares remained issued and outstanding and none will be issued in the future.

Effective May 27, 2011, the Company sold an aggregate of 2,937,500 shares of Series A-1 Convertible Preferred Stock with a stated value of $5.20 per share. As of August 27, 2013, when all of the outstanding Series A-1 Convertible Preferred Stock was exchanged for common stock and Series 1 Convertible Preferred Stock in conjunction with the Exchange Agreement (see Note 1), $1,806,913 of undeclared dividends had been accrued, of which $547,171 related to the year ended December 31, 2013.